Cover	Feb. 26, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amended Form 8-K”) amends the Current Report on Form 8-K of Coffee Holding Co., Inc. (the “Company”), filed with the Securities and Exchange Commission on February 27, 2026 (the “Original Form 8-K”). The Original Form 8-K incorrectly stated that Andrew Gordon’s base salary prior to the reduction described therein was $325,000 per annum. Mr. Gordon’s base salary prior to such reduction was $450,000 per annum. Accordingly, the Company is filing this Amended Form 8-K to correct such amount and to restate Item 5.02 of the Original Form 8-K in its entirety. Except as expressly set forth herein, this Amended Form 8-K does not amend, update or otherwise modify any other disclosure contained in the Original Form 8-K
Document Period End Date	Feb. 26, 2026
Entity File Number	001-32491
Entity Registrant Name	COFFEE HOLDING CO., INC.
Entity Central Index Key	0001007019
Entity Tax Identification Number	11-2238111
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3475 Victory Boulevard
Entity Address, City or Town	Staten Island
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10314
City Area Code	(718)
Local Phone Number	832-0800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.001 Per Share
Trading Symbol	JVA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false